Acquisition (Tables)	9 Months Ended
Sep. 30, 2021
Asset Acquisition [Abstract]
Fair Value of Consideration Transferred
The following table summarizes the preliminary acquisition date fair value of the consideration transferred for Dutch DNA (in thousands):

Cash	$11,451
Fair value of Class A common stock	15,087
Contingent consideration	8,760

Total Dutch DNA consideration	$35,298

Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary acquisition date fair values of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Cash	$387
Accounts receivable	149
Prepaid expenses and other current assets	170
Property, plant and equipment	234
Intangibles (1)	20,500
Goodwill (2)	15,177
Accounts payable	(194)
Accrued expenses and other current liabilities	(137)
Other non-current liabilities	(988)

Net assets acquired	$35,298

(1)	Estimated useful life of 15 years.
(2)	Non-deductible for tax purposes.